UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08797 and 811-09049

Name of Fund: BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock
Master Small Cap Growth Portfolio of BlackRock Master LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock
Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap
Growth Portfolio of BlackRock Master LLC, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2011

Date of reporting period: 02/28/2011

Item 1 – Schedule of Investments

 BlackRock Small Cap Growth Fund II
Schedule of Investments February 28, 2011 (Unaudited)
(Percentages shown are based on Net Assets)

Mutual Fund	Value
BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC	$ 482,917,746
Total Investments (Cost - $391,173,982) – 100.1%	482,917,746
Liabilities in Excess of Other Assets – (0.1)%	(470,466)
Net Assets – 100.0%	$ 482,447,280

BlackRock Small Cap Growth Fund II (the “Fund”) seeks to achieve its investment objective by investing all of its assets in BlackRock Master Small Cap Growth Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of February 28, 2011, the value of the investment and the percentage owned by the
Fund of the Portfolio was $482,917,746 and 100.0%, respectively.

•The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

•Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial statement purposes as follows:
•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
•Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-
annual report.

As of February 28, 2011, the Fund's investment in the Portfolio was classified as Level 2.

BLACKROCK SERIES, INC FEBRUARY 28, 2011 1

BlackRock Master Small Cap Growth Portfolio
Schedule of Investments
February 28, 2011 (Unaudited)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 3.1%
BE Aerospace, Inc. (a)	170,400	$ 5,745,888
Hexcel Corp. (a)	171,900	3,188,745
Orbital Sciences Corp. (a)	341,342	6,072,474
		15,007,107
Air Freight & Logistics — 0.6%
UTI Worldwide, Inc.	154,968	3,083,863
Airlines — 0.7%
Alaska Air Group, Inc. (a)	56,800	3,376,760
Auto Components — 1.6%
Cooper Tire & Rubber Co.	102,400	2,402,304
Dana Holding Corp. (a)	121,300	2,290,144
Tenneco, Inc. (a)	70,500	2,811,540
		7,503,988
Beverages — 2.0%
Heckmann Corp. (a)	1,649,368	9,434,385
Biotechnology — 5.6%
BioMarin Pharmaceuticals, Inc. (a)	72,400	1,770,904
Biospecifics Technologies (a)	179,900	4,835,712
Cubist Pharmaceuticals, Inc. (a)	348,000	7,631,640
Dendreon Corp. (a)	91,900	3,086,921
Dynavax Technologies Corp. (a)	1,132,000	3,384,680
Gentium SpA - ADR (a)	223,515	1,962,462
NPS Pharmaceuticals, Inc. (a)	136,600	1,055,918
Targacept, Inc. (a)	113,000	3,239,710
		26,967,947
Building Products — 0.2%
Griffon Corp. (a)	60,256	726,687
Chemicals — 3.6%
Ferro Corp. (a)	224,600	3,575,632
Georgia Gulf Corp. (a)	147,700	4,714,584
Intrepid Potash, Inc. (a)(b)	112,700	4,350,220
Solutia, Inc. (a)	206,600	4,795,186
		17,435,622
Commercial Banks — 0.7%
SVB Financial Group (a)	63,600	3,445,848
Commercial Services &
Supplies — 2.7%
Clean Harbors, Inc. (a)	50,500	4,639,940
IESI-BFC Ltd.	254,100	6,322,008
SYKES Enterprises, Inc. (a)	118,439	2,202,965
		13,164,913
Communications
Equipment — 4.0%
Acme Packet, Inc. (a)	41,800	3,145,032
Aruba Networks, Inc. (a)	135,800	4,135,110
Ceragon Networks Ltd. (a)	56,600	703,538
Ciena Corp. (a)	240,200	6,622,314

Common Stocks	Shares	Value
Communications Equipment (concluded)
Finisar Corp. (a)	17,400	$ 713,748
Riverbed Technology, Inc. (a)	92,700	3,827,583
		19,147,325
Construction & Engineering — 1.6%
Chicago Bridge & Iron Co. NV (a)	214,000	7,601,280
Consumer Finance — 2.0%
Dollar Financial Corp. (a)	376,254	8,048,073
Netspend Holdings, Inc. (a)	117,600	1,541,736
		9,589,809
Diversified Consumer
Services — 0.6%
Grand Canyon Education, Inc. (a)	186,932	3,005,867
Diversified Financial
Services — 0.9%
Portfolio Recovery Associates,
Inc. (a)	51,900	4,325,865
Diversified Telecommunication
Services — 1.5%
Cbeyond Communications, Inc. (a)	503,700	7,041,726
Electronic Equipment, Instruments
& Components — 0.5%
Fabrinet (a)	89,300	2,610,239
Energy Equipment &
Services — 1.9%
Key Energy Services, Inc. (a)	170,500	2,642,750
Superior Energy Services, Inc. (a)	164,889	6,316,898
		8,959,648
Health Care Equipment &
Supplies — 5.2%
ArthroCare Corp. (a)	119,300	4,114,657
Conceptus, Inc. (a)	389,900	5,481,994
Merit Medical Systems, Inc. (a)	102,014	1,742,399
NxStage Medical, Inc. (a)	286,700	5,914,621
SonoSite, Inc. (a)	224,565	8,073,112
		25,326,783
Health Care Providers &
Services — 2.9%
HealthSouth Corp. (a)	148,300	3,590,343
Lincare Holdings, Inc.	360,550	10,578,537
		14,168,880
Health Care Technology — 0.7%
SXC Health Solutions Corp. (a)	70,562	3,482,235
Hotels, Restaurants &
Leisure — 4.5%
Caribou Coffee Co., Inc. (a)	242,700	2,388,168
The Cheesecake Factory, Inc. (a)	79,700	2,314,488
Gaylord Entertainment Co. (a)	62,600	2,255,478

Portfolio Abbreviation
ADR	American Depositary Receipts

BLACKROCK MASTER LLC FEBRUARY 28, 2011 1

BlackRock Master Small Cap Growth Portfolio
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Hotels, Restaurants & Leisure
(concluded)
Morgans Hotel Group Co. (a)	65,752	$ 584,535
Orient Express Hotels Ltd.,
Class A (a)	107,400	1,355,388
Pinnacle Entertainment, Inc. (a)	301,700	3,961,321
Scientific Games Corp., Class A (a)	588,505	5,273,005
Summit Hotel Properties Inc. (a)	365,700	3,565,575
		21,697,958
Household Durables — 0.5%
Libbey, Inc. (a)	146,184	2,512,903
IT Services — 5.4%
ExlService Holdings, Inc. (a)	549,665	12,213,556
Gartner, Inc., Class A (a)	119,446	4,505,503
Global Cash Access, Inc. (a)	684,522	2,354,756
SRA International, Inc., Class A (a)	134,800	3,670,604
Sapient Corp.	283,500	3,359,475
		26,103,894
Internet & Catalog Retail — 1.3%
Shutterfly, Inc. (a)	148,875	6,356,962
Internet Software &
Services — 5.4%
Constant Contact, Inc. (a)(b)	215,465	6,233,402
Dice Holdings, Inc. (a)	176,900	2,428,837
GSI Commerce, Inc. (a)	227,600	4,731,804
NIC, Inc.	549,541	5,572,346
RightNow Technologies, Inc. (a)	268,000	7,152,920
		26,119,309
Leisure Equipment &
Products — 0.6%
Jakks Pacific, Inc. (a)	152,100	2,835,144
Life Sciences Tools &
Services — 0.9%
Sequenom, Inc. (a)	678,500	4,165,990
Machinery — 2.9%
Altra Holdings, Inc. (a)	228,700	4,946,781
Commercial Vehicle Group, Inc. (a)	86,900	1,369,544
Titan International, Inc.	327,200	7,859,344
		14,175,669
Media — 2.4%
CKx, Inc. (a)	1,657,734	5,851,801
Function X Inc. (a)	78,000	624,000
Live Nation Entertainment, Inc. (a)	456,081	4,848,141
		11,323,942
Metals & Mining — 0.9%
Century Aluminum Co. (a)	268,200	4,545,990
Oil, Gas & Consumable
Fuels — 5.8%
Energy XXI Bermuda Ltd. (a)	238,700	8,230,376
International Coal Group, Inc. (a)	557,500	5,502,525
James River Coal Co. (a)	143,800	3,019,800
Massey Energy Co.	112,172	7,103,853
McMoRan Exploration Co. (a)	243,600	4,263,000
		28,119,554

Common Stocks	Shares	Value
Pharmaceuticals — 4.7%
Endocyte Inc. (a)	391,500	$ 2,869,695
Hi-Tech Pharmacal Co., Inc. (a)	128,200	2,960,138
Jazz Pharmaceuticals, Inc. (a)	335,234	8,256,814
Obagi Medical Products, Inc. (a)	176,320	2,020,627
Questcor Pharmaceuticals, Inc. (a)	277,000	3,589,920
Salix Pharmaceuticals Ltd. (a)	91,200	3,040,608
		22,737,802
Professional Services — 3.8%
Corporate Executive Board Co.	191,486	7,672,844
Heidrick & Struggles International,
Inc.	103,200	2,810,136
Korn/Ferry International (a)	185,500	4,240,530
Resources Connection, Inc.	179,000	3,452,910
		18,176,420
Real Estate Investment Trusts
(REITs) — 0.5%
Hersha Hospitality Trust	363,900	2,390,823
Semiconductors & Semiconductor
Equipment — 8.3%
Anadigics, Inc. (a)	152,500	828,075
Cavium Networks, Inc. (a)	54,100	2,336,038
Entegris, Inc. (a)	598,403	5,218,074
Entropic Communications, Inc. (a)	295,300	2,734,478
GT Solar International, Inc. (a)	308,100	3,293,589
JinkoSolar Holding Co.,
Ltd. - ADR (a)	82,800	2,333,304
MIPS Technologies, Inc. (a)	134,400	1,635,648
Microsemi Corp. (a)	246,700	5,434,801
Netlogic Microsystems, Inc. (a)	135,600	5,612,484
Semtech Corp. (a)	198,200	4,693,376
TriQuint Semiconductor, Inc. (a)	430,800	6,138,900
		40,258,767
Software — 5.0%
DemandTec, Inc. (a)(b)	93,225	1,212,857
Fortinet, Inc. (a)	61,200	2,499,408
RealPage, Inc. (a)	119,500	2,963,600
SuccessFactors, Inc. (a)	205,700	7,386,687
Taleo Corp., Class A (a)	181,300	5,854,177
TiVo, Inc. (a)	391,739	4,027,077
		23,943,806
Specialty Retail — 2.9%
The Children's Place Retail Stores,
Inc. (a)	115,200	5,264,640
Rue21, Inc. (a)	126,300	4,423,026
Vitamin Shoppe, Inc. (a)	67,500	2,348,325
The Wet Seal, Inc., Class A (a)	539,700	2,142,609
		14,178,600

2 BLACKROCK MASTER LLC FEBRUARY 28, 2011

BlackRock Master Small Cap Growth Portfolio
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Textiles, Apparel & Luxury
Goods — 1.8%
Deckers Outdoor Corp. (a)	29,100	$ 2,567,202
G-III Apparel Group, Ltd. (a)	155,900	6,129,988
		8,697,190
Total Long-Term Investments
(Cost – $392,003,736) – 100.2%		483,747,500
	Beneficial
	Interest
Short-Term Securities	(000)
BlackRock Liquidity Series, LLC
Money Market Series,
0.39% (c)(d)(e)	$ 6,123	$ 6,123,434
Total Short-Term Securities
(Cost – $6,123,434) – 1.2%		6,123,434

Total Investments
(Cost – $398,127,170*) – 101.4%	489,870,934
Liabilities in Excess of Other Assets – (1.4)%	(6,953,188)
Net Assets – 100.0%	$ 482,917,746

*	The cost and unrealized appreciation (depreciation) of investments as of
February 28, 2011, as computed for federal income tax purposes were
	Aggregate as follows: cost	$ 401,206,659
	Gross unrealized appreciation	$ 108,548,060
	Gross unrealized depreciation	(19,883,785)
	Net unrealized appreciation	$ 88,664,275

(a) Non-income producing security.
(b) Security, or a portion of security, is on loan.

BLACKROCK MASTER LLC FEBRUARY 28, 2011 3

BlackRock Master Small Cap Growth Portfolio
Schedule of Investments (concluded)

(c) Investments in companies considered to be an affiliate of the Portfolio during the period, for purposes of Section
2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares/		Shares/
	Beneficial		Beneficial
	Interest Held at		Interest Held at
	May 31,		February 28,
Affiliate	2010	Net Activity	2011	Income
BlackRock Liquidity Funds, TempFund,
Institutional Class	564,110	(564,110)	—	$ 6,450
BlackRock Liquidity Series, LLC Money Market
Series	$33,911,450	$(27,788,016)	$6,123,434	$ 28,806

(d) Represents the current yield as of report date.
(e) Security was purchased with the cash collateral from loaned securities.

• For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-
classifications for reporting ease.

•Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial statement purposes as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Portfolio's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of February 28, 2011 in determining the fair valuation of the Portfolio's investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term
Investments[1]	$ 483,123,500	$ 624,000	—	$ 483,747,500
Short-Term
Securities	—	6,123,434	—	6,123,434
Total	$ 483,123,500	$ 6,747,434	—	$ 489,870,934
[1] See above Schedule of Investments for values in each industry.

4 BLACKROCK MASTER LLC FEBRUARY 28, 2011

Item 2 – Controls and Procedures

2(a) – The registrants' principal executive and principal financial officers or persons performing similar functions have concluded that the registrants' disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940, as amended (the 31940 Act3)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities
Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrants' internal control over financial reporting (as defined in Rule
30a-3(d) under the 1940 Act) that occurred during the registrants' last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants' internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap
Growth Portfolio of BlackRock Master LLC

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master
Small Cap Growth Portfolio of BlackRock Master LLC

Date: April 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master
Small Cap Growth Portfolio of BlackRock Master LLC

Date: April 27, 2011

By: /S/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master
Small Cap Growth Portfolio of BlackRock Master LLC

Date: April 27, 2011

EX-99.CERT
CERTIFICATION PURSUANT TO RULE 30a-2(a) UNDER THE 1940 ACT AND SECTION 302 OF
THE SARBANES-OXLEY ACT OF 2002

I, John M. Perlowski, Chief Executive Officer (principal executive officer) of BlackRock Small Cap Growth Fund II of
BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC, certify that:

1. I have reviewed this report on Form N-Q of BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and
BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrants as of the end of the fiscal quarter for which the report is filed;

4. The registrants' other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrants and have:

a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrants, including their consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c) evaluated the effectiveness of the registrants' disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

d) disclosed in this report any change in the registrants' internal control over financial reporting that occurred during the registrants' most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants' internal control over financial reporting; and

5. The registrants' other certifying officer(s) and I have disclosed to the registrants' auditors and the audit committee of the registrants' board of directors (or persons performing the equivalent functions):

a) all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants' ability to record, process, summarize, and report financial information; and

b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants' internal control over financial reporting.

Date: April 27, 2011

/S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of
BlackRock Master LLC

EX-99.CERT
CERTIFICATION PURSUANT TO RULE 30a-2(a) UNDER THE 1940 ACT AND
SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002

I, Neal J. Andrews, Chief Financial Officer (principal financial officer) of BlackRock Small Cap Growth
Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock
Master LLC, certify that:

1. I have reviewed this report on Form N-Q of BlackRock Small Cap Growth Fund II of BlackRock
Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrants as of the end of the fiscal quarter for which the report is filed;

4. The registrants' other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment
Company Act of 1940) for the registrants and have:

a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrants, including their consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c) evaluated the effectiveness of the registrants' disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

d) disclosed in this report any change in the registrants' internal control over financial reporting that occurred during the registrants' most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants' internal control over financial reporting; and

5. The registrants' other certifying officer(s) and I have disclosed to the registrants' auditors and the audit committee of the registrants' board of directors (or persons performing the equivalent functions):

a) all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants'
ability to record, process, summarize, and report financial information; and

b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants' internal control over financial reporting.

Date: April 27, 2011

/S/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap
Growth Portfolio of BlackRock Master LLC